CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 14,246	$ 72,262
Accounts receivable	24	11
Inventory	0	3,075
Other accounts receivable and prepaid expenses	691	7,158
Total current assets	14,961	82,506
NON-CURRENT ASSETS:
Non-current restricted cash	1,973	2,510
Other accounts receivable and prepaid expenses	2,386	3,091
Operating lease right-of-use assets	15,004	20,063
Property and equipment, net	3,857	22,110
Total non-current assets	23,220	47,774
TOTAL ASSETS	38,181	130,280
CURRENT LIABILITIES:
Short term loan	0	18,008
Trade payables	1,736	5,602
Other accounts payable and accrued expenses	7,337	7,966
Operating lease liabilities	3,637	4,607
Total current liabilities	12,710	36,183
NON-CURRENT LIABILITIES:
Warrants liability	3,197	41,150
Convertible promissory notes	4,830	14,758
Deferred tax liability	0	1,782
Operating lease liabilities	10,694	13,279
Total non-current liabilities	18,721	70,969
TOTAL LIABILITIES	31,431	107,152
Commitments and Contingent Liabilities
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	1,010,447	971,018
Accumulated deficit	(1,003,697)	(947,890)
Total shareholders’ equity	6,750	23,128
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	38,181	130,280
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary share	0	0
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary share	$ 0	$ 0